Average Annual Total Returns		12 Months Ended	51 Months Ended	60 Months Ended	80 Months Ended
	Aug. 19, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.73%		(3.87%)	(0.44%)
Performance Inception Date	May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.73%		(4.14%)	(0.91%)
Performance Inception Date	May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.94%		(2.98%)	(0.48%)
Performance Inception Date	May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Bloomberg US Treasury Inflation-Linked Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Treasury Inflation-Linked Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.01%		1.12%	3.12%
Performance Inception Date	May 14, 2019
Quadratic Deflation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(8.12%)	(5.73%)
Performance Inception Date	Sep. 20, 2021
Quadratic Deflation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(8.12%)	(9.32%)
Performance Inception Date	Sep. 20, 2021
Quadratic Deflation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(4.80%)	(5.47%)
Performance Inception Date	Sep. 20, 2021
Quadratic Deflation ETF | Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.59%	(7.64%)
Performance Inception Date	Sep. 20, 2021